TAXES BASED ON INCOME - Schedule of Components of the Temporary Differences (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Jan. 02, 2016
TAXES BASED ON INCOME
Net deferred tax liability associated with the future tax cost to repatriate non permanently reinvested earnings of the Company's foreign subsidiaries	$ 62.4	$ 12.5
Contra deferred tax liability related to unrealized foreign exchange losses associated with earnings of foreign subsidiaries that can be repatriated to the U.S. without incurring any additional foreign U.S. federal income taxes	0.3	2.7
Schedule of components of the temporary differences
Accrued expenses not currently deductible	42.1	35.1
Net operating losses	195.9	253.3
Tax credit carryforwards	111.3	114.4
Stock-based compensation	28.4	37.3
Pension and other postretirement benefits	207.7	204.6
Inventory reserves	7.1	6.9
Other assets	0.9	8.9
Valuation allowance	(60.4)	(73.0)
Total deferred tax assets	533.0	587.5
Depreciation and amortization	(86.1)	(101.0)
Repatriation accrual	(62.1)	(9.8)
Foreign operating loss recapture	(79.8)	(108.3)
Other liabilities	(2.3)	(2.9)
Total deferred tax liabilities	(230.3)	(222.0)
Total net deferred tax assets from continuing operations	$ 302.7	$ 365.5